Subsequent events (Details)	12 Months Ended
Dec. 31, 2024 shares
Subsequent events
Number of shares issued in at the market offering	73,871
Proceeds from shares issuance in at the market offering	109,666
Pre-Funded Warrants
Subsequent events
Number of shares issued upon exercise of warrants	233,000